UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Sept 30, 2012
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, Nov 9, 2012

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $483,367 (x1000)

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Market Vectors ETF TR          Gold Miner ETF   57060U100      424     7900 SH       Sole                     7900                 0
Abbott Laboratories            COM              002824100     7912   115408 SH       Sole                   115158               250
Accenture plc Ireland          SHS CLASS A      G1151C101    17949   256311 SH       Sole                   254726              1585
Aon plc                        SHS CLASS A      G0408V102    12940   247461 SH       Sole                   245721              1740
Automatic Data Processing, Inc COM              053015103    12878   219531 SH       Sole                   218021              1510
CVS Caremark Corp.             COM              126650100    13971   288541 SH       Sole                   286876              1665
Coca-Cola Company              COM              191216100    10230   269700 SH       Sole                   269060               640
ConocoPhillips                 COM              20825C104    11126   194576 SH       Sole                   194116               460
Darden Restaurants, Inc.       COM              237194105    10281   184416 SH       Sole                   184016               400
Devon Energy Corp.             COM              25179M103     9755   161234 SH       Sole                   160184              1050
Equifax, Inc.                  COM              294429105    10764   231078 SH       Sole                   229748              1330
Illinois Tool Works, Inc.      COM              452308109     8846   148743 SH       Sole                   148413               330
Intel Corp.                    COM              458140100    18682   824645 SH       Sole                   820670              3975
Jack Henry & Associates, Inc.  COM              426281101     5543   146454 SH       Sole                   146074               380
Johnson & Johnson              COM              478160104    10834   157223 SH       Sole                   156833               390
Kellogg Company                COM              487836108     8302   160695 SH       Sole                   160315               380
Lowe's Companies, Inc.         COM              548661107    15496   512424 SH       Sole                   509299              3125
Marathon Oil Corp.             COM              565849106    19432   657144 SH       Sole                   653774              3370
Medtronic, Inc.                COM              585055106    26137   606144 SH       Sole                   603189              2955
Microsoft Corp.                COM              594918104    22734   763922 SH       Sole                   760472              3450
Norfolk Southern Corp.         COM              655844108     7540   118505 SH       Sole                   118235               270
Occidental Petroleum Corp.     COM              674599105    19859   230755 SH       Sole                   229725              1030
Oracle Corp.                   COM              68389X105    21869   695128 SH       Sole                   691543              3585
PepsiCo, Inc.                  COM              713448108    21553   304554 SH       Sole                   302604              1950
Procter & Gamble Company       COM              742718109    10361   149373 SH       Sole                   149013               360
Sigma-Aldrich Corp.            COM              826552101    14892   206918 SH       Sole                   205743              1175
Spectra Energy Corp.           COM              847560109     9401   320205 SH       Sole                   318120              2085
Stryker Corp.                  COM              863667101    11067   198832 SH       Sole                   197547              1285
Synaptics, Inc.                COM              87157D109     7665   319110 SH       Sole                   317415              1695
TJX Companies, Inc.            COM              872540109    10538   235283 SH       Sole                   233798              1485
Teva Pharmaceutical Industries ADR              881624209     9976   240905 SH       Sole                   240355               550
United Technologies Corp.      COM              913017109    21912   279877 SH       Sole                   278457              1420
Viacom, Inc. Class B           CL B             92553P201     9123   170245 SH       Sole                   169845               400
Vodafone Group plc             SPON ADR NEW     92857W209     8473   297285 SH       Sole                   296585               700
Wal-Mart Stores, Inc.          COM              931142103    10727   145355 SH       Sole                   144975               380
Walt Disney Company            COM DISNEY       254687106     9384   179496 SH       Sole                   178261              1235
Waters Corp.                   COM              941848103    16467   197608 SH       Sole                   196528              1080
Willis Group Holdings plc      SHS              G96666105     8325   225489 SH       Sole                   224999               490